Inventories, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Inventory [Line Items]
Products	¥ 1,125,407		¥ 973,327
Packing materials and others	140		122
Inventories	1,125,547		973,449
Balance at beginning of the year	(76,631)		(46,244)
Additions	(108,461)		(76,169)
Write-offs	85,583		45,782
Balance at end of the year	(99,509)		(76,631)	¥ (46,244)
Inventories, net	1,026,038		896,818		$ 157,247
Inventories write-downs	108,461	$ 16,622	76,169	38,725
Cost of products
Inventory [Line Items]
Inventories write-downs	¥ 108,461		51,975	¥ 38,725
Other operating income (expense), net
Inventory [Line Items]
Write-down recorded for accidental fire that occurred at a third-party warehouse in Shanghai			¥ 24,194